Cover Page	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	CARISMA THERAPEUTICS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001485003
Amendment Flag	false